UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     ABANCO Investments, Ltd.

Address:  P.O. Box 4098
          Middletown, RI 02842


13F File Number: 28-06287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Brandywine Managers, LLC
General Partner
By: Richard E. Carlson           Hockessin, DE                05/13/03
-----------------------     ------------------------    --------------------
     [Signature]                  [City, State]               [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number             Name


     28-03420                         Ashford Capital Mangement, Inc.
     28-03529                         John W. Bristol & Co., Inc.
     28-04558                         Parametric Portfolio Associates
     28-02635                         Gardner Russo & Gardner
     28-06469                         Nevis Capital Management
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